CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016 [1]	Oct. 25, 2015
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net earnings	$ 847,103	$ 890,517	$ 687,264
Other comprehensive income (loss), net of tax:
Foreign currency translation	(1,335)	(6,718)	(7,135)
Pension and other benefits	54,077	(69,286)	(21,280)
Deferred hedging	(4,492)	5,109	9,823
Total Other Comprehensive Income (Loss)	48,250	(70,895)	(18,592)
Comprehensive Income	895,353	819,622	668,672
Less: Comprehensive income attributable to noncontrolling interest	390	205	947
Comprehensive Income Attributable to Hormel Foods Corporation	$ 894,963	$ 819,417	$ 667,725

[1]	Fiscal 2016 included 53 weeks